Intangible assets - Summary of Intangible Assets (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 10,470,998	$ 988,406
Trade name [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	900,968	10,000
Customer list (B2B relationships) [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	4,297,384	50,000
Developed technology [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 5,272,646	$ 928,406